UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Registrant is making a filing for 9 of its series:

Date of fiscal year end: October 31

Wells Fargo Asia Pacific Fund, Wells Fargo Diversified International Fund, Wells Fargo Emerging Markets Equity Fund, Wells Fargo Emerging Markets Equity Income Fund, Wells Fargo Global Small Cap Fund, Wells Fargo International Equity Fund, and Wells Fargo Intrinsic World Equity Fund.

Date of fiscal year end: April 30

Wells Fargo Absolute Return Fund and Wells Fargo Asset Allocation Fund.

Date of reporting period: January 31, 2018

ITEM 1. INVESTMENTS

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 89.81%
Australia : 5.61%
Australia & New Zealand Banking Group Limited (Financials, Banks)	34,415	$792,569
BHP Billiton Limited (Materials, Metals & Mining)	90,171	2,194,325
IOOF Holdings Limited (Financials, Capital Markets)	88,767	788,243
Medibank Private Limited (Financials, Insurance)	306,927	828,528
MYOB Group Limited (Information Technology, Internet Software & Services)	256,900	705,904
Northern Star Resources Limited (Materials, Metals & Mining)	297,009	1,385,720
Rio Tinto Limited (Materials, Metals & Mining)	15,259	944,925
Suncorp Group Limited (Financials, Insurance)	106,752	1,175,043
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	43,439	1,159,304
		9,974,561

China : 23.23%
3SBio Incorporated (Health Care, Biotechnology)†	557,500	1,136,003
Agricultural Bank of China Limited H Shares (Financials, Banks)	2,682,000	1,614,826
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	18,550	3,789,580
AviChina Industry & Technology Company Limited H Shares (Industrials, Aerospace & Defense)	2,137,000	1,144,629
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	5,355	1,322,257
Bank of Communications Limited H Shares (Financials, Banks)	2,036,000	1,764,630
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	1,086,000	781,600
BYD Company Limited H Shares (Consumer Discretionary, Automobiles)«	86,000	809,687
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	406,000	484,751
China Construction Bank H Shares (Financials, Banks)	2,910,000	3,355,410
China Everbright International Limited (Industrials, Commercial Services & Supplies)	579,000	885,229
China Merchants Bank Company Limited H Shares (Financials, Banks)	276,500	1,355,522
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	151,500	1,599,701
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	1,140,000	985,139
China Resources Phoenix Healthcare Holdings Company Limited (Health Care, Health Care Providers & Services)	565,000	816,156
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail) †«	13,300	622,174
Huaneng Renewables Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,424,000	1,532,606
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	2,715,000	2,568,311
JD.com Incorporated ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	18,700	920,601
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	1,222,000	968,521
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	570,000	1,183,333
Ping An Insurance Company of China Limited H Shares (Financials, Insurance)	273,500	3,239,283
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	235,000	1,365,362
Tencent Holdings Limited (Information Technology, Internet Software & Services)	70,800	4,195,877
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	156,000	869,475
Yum China Holdings Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,400	899,966
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	2,174,000	1,094,969
		41,305,598

Hong Kong : 4.98%
China Overseas Land & Investment Limited (Real Estate, Real Estate Management & Development)	426,000	1,650,055
China Resources Cement Holdings Limited (Materials, Construction Materials)	1,280,000	963,765
Chinasoft International Limited (Information Technology, IT Services)	1,340,000	945,562
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	509,065	570,064
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	816,000	1,270,526
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	959,000	958,675
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	910,000	1,235,413
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	826,000	1,256,531
		8,850,591

India : 8.17%
Bharat Electronics Limited (Industrials, Aerospace & Defense)	462,102	1,230,383
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	98,018	758,670
Emami Limited (Consumer Staples, Personal Products)	42,001	742,733
HDFC Bank Limited (Financials, Banks)	58,600	1,847,910
Hindalco Industries Limited (Materials, Metals & Mining)	223,726	901,007
ICICI Bank Limited (Financials, Banks)	272,112	1,510,004

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Asia Pacific Fund

Security name	Shares	Value
India (continued)
Indian Hotels Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	193,179	$419,745
Larsen & Toubro Limited (Industrials, Construction & Engineering)	72,054	1,604,693
MakeMyTrip Limited (Consumer Discretionary, Internet & Direct Marketing Retail)†«	27,600	844,560
Maruti Suzuki India Limited (Consumer Discretionary, Automobiles)	6,760	1,010,720
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	120,135	1,815,707
Tata Motors Limited (Consumer Discretionary, Automobiles)	152,900	960,377
Vedanta Limited ADR (Materials, Metals & Mining)	41,600	891,072
		14,537,581

Indonesia : 0.95%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	4,047,000	1,118,415
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	6,279,300	562,808
		1,681,223

Japan : 31.64%
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	21,800	868,446
Ezaki Glico Company Limited (Consumer Staples, Food Products)	14,900	758,853
FANUC Corporation (Industrials, Machinery)	7,300	1,970,940
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	316,000	2,507,854
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	23,000	806,064
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	97,900	1,789,946
Japan Airlines Company Limited (Industrials, Airlines)	36,200	1,363,842
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	35,800	1,184,479
Kao Corporation (Consumer Staples, Personal Products)	13,500	935,243
KOSE Corporation (Consumer Staples, Personal Products)	7,700	1,326,005
Kubota Corporation (Industrials, Machinery)	96,500	1,959,700
Kura Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	27,800	1,688,321
Kyushu Railway Company (Industrials, Road & Rail)	54,700	1,756,192
Macromill Incorporated (Consumer Discretionary, Media)«	79,900	2,033,911
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	57,600	2,361,088
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	496,700	3,734,463
Mitsui Fudosan Company Limited (Real Estate, Real Estate Management & Development)	73,800	1,931,698
Nintendo Company Limited (Information Technology, Software)	2,100	922,754
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	18,900	898,689
Obayashi Corporation (Industrials, Construction & Engineering)	131,500	1,580,361
ORIX Corporation (Financials, Diversified Financial Services)	109,800	2,046,744
Otsuka Corporation (Information Technology, IT Services)	18,700	1,567,326
Panasonic Corporation (Consumer Discretionary, Household Durables)	121,800	1,806,304
Recruit Holdings Company Limited (Industrials, Professional Services)	56,100	1,366,400
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	5,500	1,836,356
Sekisui House Limited (Consumer Discretionary, Household Durables)	136,500	2,498,186
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	20,100	1,653,366
Sony Corporation (Consumer Discretionary, Household Durables)	35,800	1,708,182
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Banks)	43,400	1,799,687
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	14,900	850,025
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	13,300	2,492,608
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	47,800	3,275,112
Tsukui Corporation (Health Care, Health Care Providers & Services)	125,200	986,278
		56,265,423

Malaysia : 2.04%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	343,400	960,313
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	585,300	827,401
IHH Healthcare Bhd (Health Care, Health Care Providers & Services)	549,000	846,511
Sime Darby Bhd (Industrials, Industrial Conglomerates)	1,268,200	995,624
		3,629,849

Philippines : 1.21%
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	48,240	1,264,772
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	1,199,240	885,988
		2,150,760

2

Wells Fargo Asia Pacific Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name		Shares	Value
Singapore : 2.18%
Bukit Sembawang Estates Limited (Real Estate, Real Estate Management & Development)		184,700	$913,785
DBS Group Holdings Limited (Financials, Banks)		45,700	919,713
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		1,250,000	1,286,400
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)		277,700	749,396
			3,869,294

South Korea : 3.26%
Korea Electric Power Corporation (Utilities, Electric Utilities)		26,713	894,311
LG Chem Limited (Materials, Chemicals)		3,049	1,233,477
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1,231	2,876,195
Samsung SDI Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		4,254	784,790
			5,788,773

Taiwan : 4.38%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		441,085	1,395,345
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)		493,000	852,523
Taiwan Paiho Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		228,000	786,193
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		431,000	3,770,908
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		413,000	991,920
			7,796,889

Thailand : 1.57%
Land & Houses PCL (Real Estate, Real Estate Management & Development)		5,322,700	1,971,370
Thai Beverage PCL (Consumer Staples, Beverages)		1,179,300	827,074
			2,798,444

Vietnam : 0.59%
Masan Group Corporation (Consumer Staples, Food Products)		260,480	1,056,407

Total Common Stocks (Cost $118,959,542)			159,705,393

	Expiration date
Participation Notes : 7.02%
China : 7.02%
HSBC Bank plc (Baoshan Iron & Steel Company Limited Class A) (Materials, Metals & Mining) †144A(a)	2-19-2019	870,995	1,382,509
HSBC Bank plc (China International Travel Service Corporation Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure)†(a)	12-23-2024	191,000	1,557,770
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components)†(a)	6-18-2018	2,261	14,348
HSBC Bank plc (Hangzhou Hikvision Digital Technology Company Limited Class A) (Information Technology, Electronic Equipment, Instruments & Components)†(a)	6-12-2023	348,000	2,208,382
HSBC Bank plc (Huayu Automotive Systems Company Limited Class A) (Consumer Discretionary, Auto Components)†(a)	12-2-2019	233,800	984,656
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†(a)	5-8-2018	140,700	1,338,636
HSBC Bank plc (Ningbo Joyson Electronic Corporation) (Consumer Discretionary, Auto Components)†(a)	12-2-2019	169,874	824,311
HSBC Bank plc (Songcheng Performance Development Company Limited Class A) (Consumer Discretionary, Hotels, Restaurants & Leisure)†(a)	10-12-2020	415,952	1,220,567
UBS AG (China Vanke Company Limited Class A) (Real Estate, Real Estate Management & Development)†(a)	10-31-2018	187,200	1,118,288

3

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Asia Pacific Fund

Security name			Expiration date	Shares	Value
China (continued)
UBS AG (GoerTek Incorporated Class A) (Information Technology, Electronic Equipment, Instruments & Components)†(a)			7-24-2018	331,400	$737,909
UBS AG (Han’s Laser Technology Industry Group Company Limited Class A) (Industrials, Machinery)†(a)			3-19-2018	140,412	1,101,857
Total Participation Notes (Cost $8,029,086)					12,489,233

		Dividend yield
Preferred Stocks : 0.77%
South Korea : 0.77%
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		0.94%		697	1,376,574

Total Preferred Stocks (Cost $483,094)					1,376,574

		Yield
Short-Term Investments : 1.36%
Investment Companies : 1.36%
Securities Lending Cash Investment LLC (l)(r)(u)		1.60		1,720,563	1,720,736
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.24		688,246	688,246
Total Short-Term Investments (Cost $2,408,982)					2,408,982

Total investments in securities (Cost $129,880,704)	98.96%				175,980,182
Other assets and liabilities, net	1.04				1,851,641

Total net assets	100.00%				$177,831,823

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
plc	Public limited company

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	993,151	6,462,145	5,734,733	1,720,563	$1,720,736
Wells Fargo Government Money Market Fund Select Class	1,050,305	15,027,339	15,389,398	688,246	688,246

					$2,408,982	1.36%

Wells Fargo Asia Pacific Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$9,974,561	$0	$0	$9,974,561
China	41,305,598	0	0	41,305,598
Hong Kong	8,850,591	0	0	8,850,591

India	14,537,581	0	0	14,537,581
Indonesia	1,681,223	0	0	1,681,223
Japan	56,265,423	0	0	56,265,423
Malaysia	3,629,849	0	0	3,629,849
Philippines	2,150,760	0	0	2,150,760
Singapore	3,869,294	0	0	3,869,294
South Korea	5,788,773	0	0	5,788,773
Taiwan	7,796,889	0	0	7,796,889
Thailand	2,798,444	0	0	2,798,444
Vietnam	1,056,407	0	0	1,056,407
Participation notes
China	0	12,489,233	0	12,489,233
Preferred stocks
South Korea	1,376,574	0	0	1,376,574
Short-term investments
Investment companies	688,246	0	0	688,246
Investments measured at net asset value*				1,720,736

Total assets	$161,770,213	$12,489,233	$0	$175,980,182

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $1,720,736 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 95.44%
Australia : 1.44%
Arrium Limited (Materials, Metals & Mining)†(a)	397,400	$0
Asaleo Care Limited (Consumer Staples, Personal Products)	114,700	150,191
Automotive Holdings Group Limited (Consumer Discretionary, Specialty Retail)	29,300	84,524
Bendigo Bank Limited (Financials, Banks)	26,100	246,277
CSR Limited (Materials, Construction Materials)	59,900	243,268
Downer EDI Limited (Industrials, Commercial Services & Supplies)	26,900	145,663
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	43,900	159,893
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	24,500	312,715
Metcash Limited (Consumer Staples, Food & Staples Retailing)	28,500	73,489
Mineral Resources Limited (Materials, Metals & Mining)	14,900	225,961
Qantas Airways Limited (Industrials, Airlines)	59,300	251,821
		1,893,802

Austria : 0.45%
OMV AG (Energy, Oil, Gas & Consumable Fuels)	4,800	309,056
Voestalpine AG (Materials, Metals & Mining)	4,300	279,105
		588,161

Brazil : 1.87%
Ambev SA ADR (Consumer Staples, Beverages)	18,347	126,044
Banco de Brasil SA (Financials, Banks)	19,000	236,635
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	5,300	75,025
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	112,385	1,287,932
JBS SA (Consumer Staples, Food Products)	67,500	212,924
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)†	38,511	514,507
		2,453,067

Canada : 2.05%
Canadian Pacific Railway Limited (Industrials, Road & Rail)	5,642	1,043,996
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance)	24,000	333,659
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	300	16,251
Lundin Mining Corporation (Materials, Metals & Mining)	96,008	693,911
Magna International Incorporated (Consumer Discretionary, Auto Components)	7,300	416,990
WestJet Airlines Limited (Industrials, Airlines)	9,200	184,075
		2,688,882

China : 5.41%
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	7,513	1,534,831
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	220,000	139,774
China Everbright Limited (Financials, Capital Markets)	190,000	468,767
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail)144A†	270	2,797
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	99,500	1,050,629
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	218,000	188,386
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	141,500	172,022
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	328,000	162,267
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	106,000	138,485
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	20,909	530,461
NetEase Incorporated ADR (Information Technology, Internet Software & Services)	1,632	522,501
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	69,000	143,246
Ping An Insurance Group Company of China Limited H Shares (Financials, Insurance)	59,500	704,707
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)«	272,000	712,802
Shenzhen International Holdings Limited H Shares (Industrials, Transportation Infrastructure)	49,500	100,359
Tencent Holdings Limited (Information Technology, Internet Software & Services)	7,600	450,405
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	23,400	62,369
		7,084,808

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Denmark : 0.49%
Danske Bank AS (Financials, Banks)	9,300	$377,771
Genmab AS (Health Care, Biotechnology)†	584	106,970
Sydbank AS (Financials, Banks)	4,000	163,483
		648,224

France : 5.95%
Arkema SA (Materials, Chemicals)	910	116,257
AXA SA (Financials, Insurance)	9,200	302,633
BNP Paribas SA (Financials, Banks)	6,615	546,976
Compagnie de Saint-Gobain SA (Industrials, Building Products)	26,224	1,524,221
Compagnie Generale des Etablissements Michelin SCA (Consumer Discretionary, Auto Components)	2,200	351,806
Credit Agricole SA (Financials, Banks)	13,900	261,883
Eiffage SA (Industrials, Construction & Engineering)	4,638	562,356
Engie SA (Utilities, Multi-Utilities)	13,300	230,846
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	75,279	1,359,414
Renault SA (Consumer Discretionary, Automobiles)	3,100	340,889
Sanofi SA (Health Care, Pharmaceuticals)	8,600	759,372
Schneider Electric SE (Industrials, Electrical Equipment)	5,142	481,868
SCOR SE (Financials, Insurance)	7,700	344,636
Societe Generale SA (Financials, Banks)	3,700	215,239
Total SA (Energy, Oil, Gas & Consumable Fuels)	7,000	405,298
		7,803,694

Germany : 15.77%
Allianz AG (Financials, Insurance)	9,158	2,313,817
Aurubis AG (Materials, Metals & Mining)	1,600	167,937
BASF SE (Materials, Chemicals)	2,900	339,599
Bayer AG (Health Care, Pharmaceuticals)	13,060	1,709,347
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	2,200	251,208
Beiersdorf AG (Consumer Staples, Personal Products)	6,590	781,363
Ceconomy AG (Consumer Discretionary, Specialty Retail)	43,170	620,929
Daimler AG (Consumer Discretionary, Automobiles)	5,300	485,159
Deutsche Boerse AG (Financials, Capital Markets)	17,222	2,209,826
Deutsche Post AG (Industrials, Air Freight & Logistics)	32,715	1,546,300
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	25,319	444,017
Hannover Rueck SE (Financials, Insurance)	1,200	164,034
LANXESS AG (Materials, Chemicals)	182	15,867
Linde AG (Materials, Chemicals)	8,730	2,130,894
Metro AG (Consumer Staples, Food & Staples Retailing)	43,170	937,960
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	7,461	1,755,840
Rheinmetall AG (Industrials, Industrial Conglomerates)	3,811	538,923
SAP SE (Information Technology, Software)	10,130	1,142,360
Siemens AG (Industrials, Industrial Conglomerates)	5,968	905,153
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)«	7,700	229,725
Volkswagen AG (Consumer Discretionary, Automobiles)	1,600	354,587
Wirecard AG (Information Technology, IT Services)	13,024	1,621,845
		20,666,690

Hong Kong : 2.39%
AIA Group Limited (Financials, Insurance)	132,800	1,137,415
China Resources Cement Holdings Limited (Materials, Construction Materials)	168,000	126,494
i-Cable Communications Limited (Consumer Discretionary, Media)†	5,590	156
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	109,500	192,890
Nine Dragons Paper Holdings Limited (Materials, Paper & Forest Products)	96,000	149,474
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	11,600	69,102
Skyworth Digital Holdings Limited (Consumer Discretionary, Household Durables)	320,000	157,082
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	22,000	172,256
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	620,000	943,159
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	189,527
		3,137,555

2

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Hungary : 0.07%
Richter Gedeon (Health Care, Pharmaceuticals)	3,500	$89,952

Indonesia : 0.22%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	1,032,500	285,338

Ireland : 1.08%
C&C Group plc (Consumer Staples, Beverages)	18,600	69,625
Medtronic plc (Health Care, Health Care Equipment & Supplies)	12,020	1,032,398
Smurfit Kappa Group plc (Materials, Containers & Packaging)	8,800	308,759
		1,410,782

Israel : 0.27%
Bank Hapoalim Limited (Financials, Banks)	38,000	284,482
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	3,400	70,425
		354,907

Italy : 5.06%
A2A SpA (Utilities, Multi-Utilities)	104,600	200,773
Assicurazioni Generali SpA (Financials, Insurance)	39,297	779,163
Enel SpA (Utilities, Electric Utilities)	94,000	596,366
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	81,462	1,465,101
Intesa Sanpaolo SpA (Financials, Banks)	222,701	873,860
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	9,300	112,231
Mediobanca SpA (Financials, Banks)	23,400	284,480
Prysmian SpA (Industrials, Electrical Equipment)	4,302	151,368
UniCredit SpA (Financials, Banks)	98,284	2,165,447
		6,628,789

Japan : 14.99%
Adeka Corporation (Materials, Chemicals)	13,000	229,825
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	3,300	192,553
Aoyama Trading Company Limited (Consumer Discretionary, Specialty Retail)	1,800	70,734
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	17,100	225,556
CALBEE Incorporated (Consumer Staples, Food Products)	12,900	453,751
Central Glass Company Limited (Industrials, Building Products)	6,800	151,983
Daikyo Incorporated (Real Estate, Real Estate Management & Development)	7,350	155,322
Daiwa Securities Group Incorporated (Financials, Capital Markets)	96,000	687,837
DCM Holdings Company Limited (Consumer Discretionary, Specialty Retail)	14,100	139,489
Denka Company Limited (Materials, Chemicals)	10,000	398,003
DIC Incorporated (Materials, Chemicals)	5,300	208,757
Eizo Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	7,300	343,034
FANUC Corporation (Industrials, Machinery)	1,700	458,986
Fuji Oil Company Limited (Consumer Staples, Food Products)	1,300	39,535
Fujikura Limited (Industrials, Electrical Equipment)	25,000	244,573
Fujitsu Limited (Information Technology, IT Services)	29,000	213,549
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	198,000	1,571,377
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	16,500	277,947
Itochu Corporation (Industrials, Trading Companies & Distributors)	14,600	286,062
Japan Airlines Company Limited (Industrials, Airlines)	6,300	237,354
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	28,220	933,687
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	3,000	157,186
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	18,500	466,525
Kyorin Company Limited (Health Care, Pharmaceuticals)	3,100	58,950
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	11,000	244,948
Marubeni Corporation (Industrials, Trading Companies & Distributors)	36,300	272,059
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	3,400	139,370
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	12,000	168,123
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	6,100	172,099
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	228,800	1,720,243
Mitsui Chemicals Incorporated (Materials, Chemicals)	9,500	298,044
Mizuho Financial Group Incorporated (Financials, Banks)	171,600	322,703
Nintendo Company Limited (Information Technology, Software)	2,200	966,694
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	13,500	641,921

3

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Japan (continued)
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	32,200	$343,178
Nisshinbo Holdings Incorporated (Industrials, Industrial Conglomerates)	12,400	175,829
Nomura Holdings Incorporated (Financials, Capital Markets)	251,100	1,627,308
NTT DOCOMO Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,400	133,776
ORIX Corporation (Financials, Diversified Financial Services)	16,500	307,571
Resona Holdings Incorporated (Financials, Banks)	62,600	376,907
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,100	449,547
S Foods Incorporated (Consumer Staples, Food Products)	4,700	204,498
Sankyu Incorporated (Industrials, Road & Rail)	3,500	162,545
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,100	95,988
SEINO Holdings Company Limited (Industrials, Road & Rail)	3,000	49,766
Sojitz Corporation (Industrials, Trading Companies & Distributors)	77,400	249,563
Sumitomo Heavy Industries Limited (Industrials, Machinery)	6,000	273,427
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	11,120	520,298
Sumitomo Mitsui Financial Group Incorporated (Financials, Banks)	8,000	357,461
Sumitomo Osaka Cement Company (Materials, Construction Materials)	37,600	177,030
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	10,500	266,612
Toho Holdings Company Limited (Health Care, Health Care Providers & Services)	6,200	144,082
Toyo Ink SC Holding Company Limited (Materials, Chemicals)	36,800	223,490
Toyo Tire & Rubber Company Limited (Consumer Discretionary, Auto Components)	5,900	125,274
UBE Industries Limited (Materials, Chemicals)	7,900	235,184
		19,648,113

Malaysia : 1.19%
CIMB Group Holdings Bhd (Financials, Banks)	835,262	1,553,627

Netherlands : 6.97%
Aegon NV (Financials, Insurance)	23,200	158,652
Airbus SE (Industrials, Aerospace & Defense)	7,049	809,531
Akzo Nobel NV (Materials, Chemicals)	5,083	475,960
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	3,442	697,421
ING Groep NV (Financials, Banks)	97,185	1,910,048
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	10,000	223,106
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	31,236	1,274,345
NN Group NV (Financials, Insurance)	23,191	1,094,126
OCI NV (Materials, Chemicals)«†	46,349	1,174,485
Sensata Technologies Holding NV (Industrials, Electrical Equipment)«†	22,470	1,263,938
X5 Retail Group NV GDR (Consumer Staples, Food & Staples Retailing)†	1,300	49,842
		9,131,454

Norway : 1.62%
Den Norske Bank ASA (Financials, Banks)	92,501	1,876,683
Marine Harvest ASA (Consumer Staples, Food Products)	6,000	103,867
Yara International ASA (Materials, Chemicals)	2,900	139,378
		2,119,928

Poland : 0.06%
Asseco Poland SA (Information Technology, Software)	5,900	81,938

Portugal : 0.15%
Energias de Portugal SA (Utilities, Electric Utilities)	56,000	196,691

Russia : 1.37%
Gazprom Neft Sponsored ADR - London Exchange (Energy, Oil, Gas & Consumable Fuels)	10,500	259,875
LUKOIL OAO ADR (Energy, Oil, Gas & Consumable Fuels)	4,200	276,570
MMC Norilsk Nickel PJSC ADR (Materials, Metals & Mining)	25,137	516,817
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)	61,063	741,305
		1,794,567

Singapore : 0.30%
DBS Group Holdings Limited (Financials, Banks)	8,400	169,050

4

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Singapore (continued)
United Overseas Bank Limited (Financials, Banks)	10,700	$223,739
		392,789

South Africa : 1.46%
Barclays Africa Group Limited (Financials, Banks)	12,600	191,559
Imperial Holdings Limited (Consumer Discretionary, Distributors)	5,700	136,651
Naspers Limited (Consumer Discretionary, Media)	979	279,536
Omnia Holdings Limited (Materials, Chemicals)	7,600	93,558
Sasol Limited (Materials, Chemicals)	33,802	1,218,684
		1,919,988

South Korea : 3.23%
BNK Financial Group Incorporated (Financials, Banks)	1,018	10,105
Hana Financial Group Incorporated (Financials, Banks)	13,142	641,193
Industrial Bank of Korea (Financials, Banks)	16,600	258,828
KT&G Corporation (Consumer Staples, Tobacco)	2,300	229,386
Kwangju Bank (Financials, Banks)	1,044	12,465
LG Household & Health Care Limited (Consumer Staples, Personal Products)	177	195,092
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	346	808,419
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A	246	291,264
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,287	1,563,140
Woori Bank (Financials, Banks)	13,760	217,124
		4,227,016

Spain : 1.10%
Banco Santander Central Hispano SA (Financials, Banks)	29,500	219,132
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	33,900	181,023
Gas Natural SDG SA (Utilities, Gas Utilities)	8,700	200,962
Grifols SA (Health Care, Biotechnology)	1,421	45,712
Grifols SA ADR (Health Care, Biotechnology)	13,036	323,945
International Consolidated Airlines Group SA (Industrials, Airlines)	17,900	162,709
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	16,200	304,814
		1,438,297

Sweden : 0.33%
Boliden AB (Materials, Metals & Mining)	6,700	243,006
Nordea Bank AB (Financials, Banks)	15,000	185,104
		428,110

Switzerland : 4.78%
Baloise Holding AG (Financials, Insurance)	2,000	327,263
Credit Suisse Group AG (Financials, Capital Markets)	29,809	575,202
Georg Fischer AG (Industrials, Machinery)	100	144,829
Idorsia Limited (Health Care, Biotechnology)†	2,140	66,447
Nestle SA (Consumer Staples, Food Products)	15,478	1,337,352
Novartis AG (Health Care, Pharmaceuticals)	16,745	1,514,831
Roche Holding AG (Health Care, Pharmaceuticals)	1,560	384,574
Swiss Life Holding AG (Financials, Insurance)	1,500	563,255
Swiss Reinsurance AG (Financials, Insurance)	3,900	384,658
UBS Group AG (Financials, Capital Markets)	10,600	215,246
Valiant Holding AG (Financials, Banks)	1,900	229,449
Zurich Insurance Group AG (Financials, Insurance)	1,602	526,513
		6,269,619

Taiwan : 0.43%
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	54,000	170,826
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	83,000	224,975

5

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Diversified International Fund

Security name	Shares	Value
Taiwan (continued)
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	14,000	$45,537
Zhen Ding Technology Holding (Information Technology, Electronic Equipment, Instruments & Components)	55,000	126,057
		567,395

Thailand : 0.33%
Bangchak Corporation PCL (Energy, Oil, Gas & Consumable Fuels)	135,400	180,490
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	75,100	245,777
		426,267

United Kingdom : 13.35%
3i Group plc (Financials, Capital Markets)	27,100	358,383
Anglo American plc (Materials, Metals & Mining)	10,500	254,725
Aon plc (Financials, Insurance)	5,230	743,549
Aviva plc (Financials, Insurance)	22,000	160,307
BAE Systems plc (Industrials, Aerospace & Defense)	116,417	981,850
Barratt Developments plc (Consumer Discretionary, Household Durables)	23,400	194,430
Bellway plc (Consumer Discretionary, Household Durables)	4,200	198,043
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	8,600	133,768
BP plc (Energy, Oil, Gas & Consumable Fuels)	297,545	2,116,993
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	33,500	121,505
Centrica plc (Utilities, Multi-Utilities)	68,900	130,551
Coca-Cola European Partners plc (Consumer Staples, Beverages)	22,298	895,488
ConvaTec Limited (Health Care, Health Care Equipment & Supplies)144A	138,810	398,515
Crest Nicholson Holdings plc (Consumer Discretionary, Household Durables)	20,500	147,135
Debenhams plc (Consumer Discretionary, Multiline Retail)«	93,500	39,827
easyJet plc (Industrials, Airlines)	5,900	139,060
Experian Group Limited plc (Industrials, Professional Services)	19,449	448,186
Ferguson plc (Industrials, Trading Companies & Distributors)	9,806	756,857
Firstgroup plc (Industrials, Road & Rail)†	54,400	80,175
Galliford Try plc (Industrials, Construction & Engineering)	6,500	100,781
GKN plc (Consumer Discretionary, Auto Components)	42,600	255,733
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	20,700	388,077
Glencore International plc (Materials, Metals & Mining)	146,713	840,949
Inchcape plc (Consumer Discretionary, Distributors)	19,900	204,708
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	90,900	325,887
Kingfisher plc (Consumer Discretionary, Specialty Retail)	55,500	273,442
Liberty Global plc Class A (Consumer Discretionary, Media)†	8,619	322,178
Liberty Global plc Class C (Consumer Discretionary, Media)†	15,456	552,707
Lloyds Banking Group plc (Financials, Banks)	134,900	133,138
London Stock Exchange Group plc (Financials, Capital Markets)	5,890	328,412
Man Group plc (Financials, Capital Markets)	228,674	705,211
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	44,100	188,660
Mondi plc (Materials, Paper & Forest Products)	2,300	61,296
Old Mutual plc (Financials, Insurance)	59,600	197,849
Prudential plc (Financials, Insurance)	27,540	745,297
Qinetiq Group plc (Industrials, Aerospace & Defense)	47,700	139,450
Redrow plc (Consumer Discretionary, Household Durables)	24,200	205,819
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,800	240,988
Royal Mail plc (Industrials, Air Freight & Logistics)	20,900	139,323
Smiths Group plc (Industrials, Industrial Conglomerates)	20,284	460,372
Tate & Lyle plc (Consumer Staples, Food Products)	1,200	10,935
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)	4,400	247,769
United Business Media plc (Consumer Discretionary, Media)	72,412	933,552
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	375,419	1,197,204
		17,499,084

United States : 1.26%
Amazon.com Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)†	590	856,025
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	2,191	366,839

6

Wells Fargo Diversified International Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name				Shares	Value
United States (continued)
WABCO Holdings Incorporated (Industrials, Machinery)†				2,810	$433,836
					1,656,700

Total Common Stocks (Cost $96,468,118)					125,086,234

			Expiration date
Participation Notes : 0.92%
United Kingdom : 0.92%
HSBC Bank plc (Ryanair Holdings plc) (Industrials, Airlines)(a)			10-29-2018	58,387	1,199,257

Total Participation Notes (Cost $737,958)					1,199,257

		Dividend yield
Preferred Stocks : 0.47%
Brazil : 0.02%
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)		3.23%		13,600	32,015

Germany : 0.45%
Henkel AG & Company KGaA (Consumer Staples, Household Products)		1.23		4,196	586,588

Total Preferred Stocks (Cost $477,444)					618,603

Rights : 0.00%
Italy : 0.00%
UniCredit SpA (Financials, Banks)†(a)			5-9-2018	98,284	0

Total Rights (Cost $0)					0

		Yield
Short-Term Investments : 5.21%
Investment Companies : 5.21%
Securities Lending Cash Investment LLC (l)(r)(u)		1.60		3,051,981	3,052,287
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.24		3,779,826	3,779,826
Total Short-Term Investments (Cost $6,832,111)					6,832,113

Total investments in securities (Cost $104,515,631)	102.04%				133,736,207
Other assets and liabilities, net	(2.04)				(2,674,158)

Total net assets	100.00%				$131,062,049

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public limited company

7

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
1,839,432 USD	1,370,000 GBP	Morgan Stanley ¤¤	3-12-2018	$0	$(108,584)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	798,430	7,052,883	4,799,332	3,051,981	$3,052,287
Wells Fargo Government Money Market Fund Select Class	2,773,394	8,343,890	7,337,458	3,779,826	3,779,826

					$6,832,113	5.21%

Wells Fargo Diversified International Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Australia	$1,893,802	$0	$0	$1,893,802
Austria	588,161	0	0	588,161
Brazil	2,453,067	0	0	2,453,067
Canada	2,688,882	0	0	2,688,882
China	7,084,808	0	0	7,084,808

Denmark	648,224	0	0	648,224
France	7,803,694	0	0	7,803,694
Germany	20,666,690	0	0	20,666,690
Hong Kong	3,137,555	0	0	3,137,555
Hungary	89,952	0	0	89,952
Indonesia	285,338	0	0	285,338
Ireland	1,410,782	0	0	1,410,782
Israel	354,907	0	0	354,907
Italy	6,628,789	0	0	6,628,789
Japan	19,648,113	0	0	19,648,113
Malaysia	1,553,627	0	0	1,553,627
Netherlands	9,131,454	0	0	9,131,454
Norway	2,119,928	0	0	2,119,928
Poland	81,938	0	0	81,938
Portugal	196,691	0	0	196,691
Russia	1,794,567	0	0	1,794,567
Singapore	392,789	0	0	392,789
South Africa	1,919,988	0	0	1,919,988
South Korea	4,227,016	0	0	4,227,016
Spain	1,438,297	0	0	1,438,297
Sweden	428,110	0	0	428,110
Switzerland	6,269,619	0	0	6,269,619
Taiwan	567,395	0	0	567,395
Thailand	426,267	0	0	426,267
United Kingdom	17,499,084	0	0	17,499,084
United States	1,656,700	0	0	1,656,700
Participation notes
United Kingdom	0	1,199,257	0	1,199,257
Preferred stocks
Brazil	32,015	0	0	32,015
Germany	586,588	0	0	586,588
Rights
Italy	0	0	0	0
Short-term investments
Investment companies	3,779,826	0	0	3,779,826
Investments measured at net asset value*				3,052,287

Total assets	$129,484,663	$1,199,257	$0	$133,736,207

Liabilities
Forward foreign currency contracts	$0	$108,584	$0	$108,584

Total liabilities	$0	$108,584	$0	$108,584

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $3,052,287 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.54%
Argentina : 0.66%
MercadoLibre Incorporated (Information Technology, Internet Software & Services)	76,700	$29,690,570

Brazil : 7.70%
Ambev SA ADR (Consumer Staples, Beverages)	5,327,000	36,596,490
Atacadao Distribuicao Comercio e Industria Limitada (Consumer Staples, Food & Staples Retailing)†	5,960,000	30,118,016
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail)†	4,524,833	30,179,756
Banco Bradesco SA ADR (Financials, Banks)	3,432,950	43,598,465
BK Brasil Operacao e Assesso SA (Consumer Discretionary, Hotels, Restaurants & Leisure)†	3,215,794	17,138,789
BM&F Bovespa SA (Financials, Capital Markets)	7,413,005	60,681,472
BRF Brazil Foods SA ADR (Consumer Staples, Food Products)†«	2,008,092	22,350,064
IRB-Brasil Resseguros SA (Financials, Insurance)	1,220,669	14,386,730
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	3,144,250	37,363,875
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	787,302	17,925,577
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	2,539,000	16,735,405
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	751,600	19,917,636
		346,992,275

Chile : 1.90%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	16,613,250	5,332,897
Banco Santander Chile SA ADR (Financials, Banks)	1,199,392	40,839,298
SACI Falabella (Consumer Discretionary, Multiline Retail)	3,737,228	39,242,661
		85,414,856

China : 27.63%
51job Incorporated ADR (Industrials, Professional Services)†«	698,941	48,988,775
Alibaba Group Holding Limited ADR (Information Technology, Internet Software & Services)†	321,037	65,584,649
Baidu Incorporated ADR (Information Technology, Internet Software & Services)†	116,540	28,776,057
Best Incorporated ADR (Industrials, Air Freight & Logistics)†«	2,819,842	25,378,578
China Distance Education ADR (Consumer Discretionary, Diversified Consumer Services)	973,710	9,406,039
China Life Insurance Company Limited H Shares (Financials, Insurance)	28,218,290	95,411,884
China Literature Limited (Consumer Discretionary, Internet & Direct Marketing Retail)†144A	262,768	2,722,523
China MeiDong Auto Holdings Limited (Consumer Discretionary, Specialty Retail)	11,910,000	4,263,006
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,560,165	132,623,808
China Rapid Finance Limited ADR (Financials, Consumer Finance)†«	1,206,299	6,924,156
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	26,974,000	41,998,980
Ctrip.com International Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	1,191,632	55,744,545
Gridsum Holding Incorporated ADR (Information Technology, Software)†«	441,040	5,857,011
Hengan International Group Company Limited (Consumer Staples, Personal Products)	4,957,000	47,525,455
Jianpu Technology Incorporated ADR (Financials, Consumer Finance)†«	2,181,869	16,822,210
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)†	28,084,207	22,617,720
New Oriental Education & Technology Group Incorporated ADR (Consumer Discretionary, Diversified Consumer Services)	901,913	83,057,168
PPDAI Group Incorporated ADR (Financials, Consumer Finance)†«	2,135,619	16,337,485
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	18,024,000	13,340,615
SINA Corporation (Information Technology, Internet Software & Services)	932,907	109,383,346
Sogou Incorporated ADR (Information Technology, Internet Software & Services)†«	574,348	5,904,297
Tencent Holdings Limited (Information Technology, Internet Software & Services)	1,948,800	115,493,302
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	7,690,000	42,860,667
Vipshop Holdings Limited ADR (Consumer Discretionary, Internet & Direct Marketing Retail)†	6,094,738	100,746,019
Want Want China Holdings Limited (Consumer Staples, Food Products)	50,204,000	44,346,819
Weibo Corporation ADR (Information Technology, Internet Software & Services)†«	608,126	78,794,886
ZhongAn Online P & C Insurance Company Limited (Financials, Insurance) †144A	391,875	3,511,654
Zhou Hei Ya International Holding Company Limited (Consumer Staples, Food Products)	20,953,626	20,946,521
		1,245,368,175

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name	Shares	Value
Colombia : 0.48%
Bancolombia SA ADR (Financials, Banks)	472,400	$21,706,780

Hong Kong : 4.97%
AIA Group Limited (Financials, Insurance)	9,321,400	79,836,603
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	4,214,250	17,212,235
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	25,490,500	34,605,806
WH Group Limited (Consumer Staples, Food Products)144A	74,605,500	92,414,629
		224,069,273

India : 8.84%
AU Small Finance Bank Limited (Financials, Consumer Finance)†144A	451,041	4,655,873
Bajaj Finance Limited (Financials, Consumer Finance)	470,281	12,405,888
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	2,618,728	18,109,742
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	2,873,851	15,884,320
Dalmia Bharat Limited (Materials, Construction Materials)	312,329	14,413,674
Fortis Healthcare Limited (Health Care, Health Care Providers & Services)†	3,950,000	8,635,458
HDFC Bank Limited ADR (Financials, Banks)	123,826	13,446,265
Housing Development Finance Corporation Limited (Financials, Thrifts & Mortgage Finance)	1,115,700	34,316,277
ICICI Bank Limited ADR (Financials, Banks)	2,816,952	30,930,133
Indusind Bank Limited (Financials, Banks)	817,217	22,524,822
Infosys Limited ADR (Information Technology, IT Services)«	1,267,460	22,826,955
ITC Limited (Consumer Staples, Tobacco)	10,078,960	43,007,366
Kotak Mahindra Bank Limited (Financials, Banks)	1,057,262	18,433,672
Laurus Labs Limited (Health Care, Pharmaceuticals)144A	455,595	3,700,417
Max Financial Services Limited (Financials, Insurance)†	925,389	7,772,955
PNB Housing Finance Limited (Financials, Thrifts & Mortgage Finance)144A	191,606	3,907,658
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	858,400	12,973,762
Reliance Industries Limited GDR (Energy, Oil, Gas & Consumable Fuels)144A	2,493,174	75,293,855
SBI Life Insurance Company Limited (Financials, Insurance)†144A	914,273	9,496,523
SH Kelkar & Company Limited (Materials, Chemicals)144A	1,314,144	6,204,625
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	19,704,058
		398,644,298

Indonesia : 1.98%
PT Astra International Tbk (Consumer Discretionary, Automobiles)	19,151,000	12,158,457
PT Bank Central Asia Tbk (Financials, Banks)	11,349,500	19,264,099
PT Blue Bird Tbk (Industrials, Road & Rail)	13,605,309	3,475,382
PT Link Net Tbk (Telecommunication Services, Diversified Telecommunication Services)	38,278,161	15,510,253
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	10,474,600	8,703,733
PT Telekomunikasi Indonesia Persero Tbk ADR (Telecommunication Services, Diversified Telecommunication Services)	997,754	29,982,508
		89,094,432

Luxembourg : 0.15%
Biotoscana Investments SA (Health Care, Biotechnology)†	1,156,551	6,824,595

Malaysia : 0.94%
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	8,780,900	21,694,585
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	14,496,300	20,492,493
		42,187,078

Mexico : 5.95%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services)	1,657,320	30,991,884
Banco Santander Mexico ADR (Financials, Banks)«	2,045,333	15,994,504
Becle SAB de CV ADR (Consumer Staples, Beverages)†	12,063,925	21,863,403
Cemex SAB de CV ADR (Materials, Construction Materials)†	2,111,848	17,507,220
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	30,886,872	48,641,005
Fomento Economico Mexicano SAB de CV ADR (Consumer Staples, Beverages)	803,120	78,336,325

2

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Mexico (continued)
Grupo Financiero Banorte SAB de CV (Financials, Banks)	5,393,188	$34,540,976
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	8,127,100	20,331,123
		268,206,440

Peru : 0.39%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining)	1,152,495	17,782,998

Philippines : 0.69%
Ayala Corporation (Financials, Diversified Financial Services)	727,624	14,892,889
SM Investments Corporation (Industrials, Industrial Conglomerates)	812,873	16,241,615
		31,134,504

Poland : 0.36%
PLAY Communications SA (Telecommunication Services, Wireless Telecommunication Services)†	1,600,779	16,269,052

Russia : 2.84%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	503,249	33,224,499
Magnit (Consumer Staples, Food & Staples Retailing)(a)	150,816	14,308,211
Sberbank of Russia ADR (Financials, Banks)	1,541,195	31,055,079
Yandex NV Class A (Information Technology, Internet Software & Services)†	1,280,106	49,578,505
		128,166,294

Singapore : 0.13%
Sea Limited ADR (Information Technology, Software)†«	469,342	5,754,133

South Africa : 3.98%
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	958,071	10,807,041
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	2,732,643	30,310,798
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	2,678,100	55,783,153
Standard Bank Group Limited (Financials, Banks)	1,660,190	28,121,450
Steinhoff Africa Retail Limited (Consumer Discretionary, Household Products)†	662,188	1,168,279
Tiger Brands Limited (Consumer Staples, Food Products)	1,370,333	53,326,877
		179,517,598

South Korea : 11.40%
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)«	3,654,813	54,639,454
KT&G Corporation (Consumer Staples, Tobacco)	234,091	23,346,623
Naver Corporation (Information Technology, Internet Software & Services)	87,000	74,139,626
Netmarble Games Corporation (Information Technology, Software)†144A	23,102	3,764,338
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services)†	21,099	8,664,055
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	97,836	228,590,926
Samsung Life Insurance Company Limited (Financials, Insurance)	507,337	61,288,077
SK Hynix Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	866,000	59,606,686
		514,039,785

Taiwan : 8.71%
104 Corporation (Industrials, Professional Services)	1,655,000	10,107,564
MediaTek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,739,881	38,366,966
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	4,545,000	44,989,192
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	8,285,224	72,489,136
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	3,097,852	140,363,674

3

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Fund

Security name				Shares	Value
Taiwan (continued)
Uni-President Enterprises Corporation (Consumer Staples, Food Products)				35,862,368	$86,132,191
					392,448,723

Thailand : 2.90%
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)				4,128,139	15,684,819
PTT PCL (Energy, Oil, Gas & Consumable Fuels)				2,235,900	35,123,333
Siam Commercial Bank PCL (Financials, Banks)				7,805,100	39,249,784
Thai Beverage PCL (Consumer Staples, Beverages)				57,727,000	40,485,470
					130,543,406

Turkey : 0.13%
Avivasa Emeklilik Ve Hayat AS (Financials, Insurance)«				1,246,853	5,907,998

United Arab Emirates : 0.05%
Emaar Malls Group (Real Estate, Real Estate Management & Development)				3,773,147	2,373,016

United Kingdom : 0.76%
Standard Chartered plc (Financials, Banks)†				2,925,244	34,041,317

Total Common Stocks (Cost $2,819,587,746)					4,216,177,596

		Interest rate	Maturity date	Principal
Convertible Debentures : 0.00%
Brazil : 0.00%
Lupatech SA (Energy, Energy Equipment & Services)(a)†		6.50%	4-15-2018	$303,000	0

Total Convertible Debentures (Cost $160,691)					0

		Dividend yield		Shares
Preferred Stocks : 1.28%
Brazil : 1.28%
Lojas Americanas SA (Consumer Discretionary, Multiline Retail) †		0.00		10,890,093	57,766,030

Total Preferred Stocks (Cost $45,552,486)					57,766,030

		Yield
Short-Term Investments : 9.95%
Investment Companies : 9.95%
Securities Lending Cash Investment LLC (l)(r)(u)		1.60		215,661,244	215,682,810
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.24		232,804,409	232,804,409
Total Short-Term Investments (Cost $448,487,219)					448,487,219

Total investments in securities (Cost $3,313,788,142)	104.77%				4,722,430,845
Other assets and liabilities, net	(4.77)				(215,002,725)

Total net assets	100.00%				$4,507,428,120

†	Non-income-earning security
«	All or a portion of this security is on loan.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

4

Wells Fargo Emerging Markets Equity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public limited company
REIT	Real estate investment trust

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	123,189,507	432,300,601	339,828,864	215,661,244	$215,682,810
Wells Fargo Government Money Market Fund Select Class	263,185,940	104,338,100	134,719,631	232,804,409	232,804,409

					$448,487,219	9.95%

Wells Fargo Emerging Markets Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$29,690,570	$0	$0	$29,690,570
Brazil	346,992,275	0	0	346,992,275
Chile	85,414,856	0	0	85,414,856
China	1,245,368,175	0	0	1,245,368,175
Colombia	21,706,780	0	0	21,706,780
Hong Kong	224,069,273	0	0	224,069,273
India	398,644,298	0	0	398,644,298
Indonesia	89,094,432	0	0	89,094,432
Luxembourg	6,824,595	0	0	6,824,595
Malaysia	42,187,078	0	0	42,187,078
Mexico	268,206,440	0	0	268,206,440

Peru	17,782,998	0	0	17,782,998
Philippines	31,134,504	0	0	31,134,504
Poland	16,269,052	0	0	16,269,052
Russia	113,858,083	14,308,211	0	128,166,294
Singapore	5,754,133	0	0	5,754,133
South Africa	179,517,598	0	0	179,517,598
South Korea	514,039,785	0	0	514,039,785
Taiwan	392,448,723	0	0	392,448,723
Thailand	130,543,406	0	0	130,543,406
Turkey	5,907,998	0	0	5,907,998
United Arab Emirates	2,373,016	0	0	2,373,016
United Kingdom	34,041,317	0	0	34,041,317
Convertible Debentures
Brazil	0	0	0	0
Preferred stocks
Brazil	57,766,030	0	0	57,766,030
Short-term investments
Investment companies	232,804,409	0	0	232,804,409
Investments measured at net asset value*				215,682,810

Total assets	$4,492,439,824	$14,308,211	$0	$4,722,430,845

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $215,682,810 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund had no material transfers between Level 1 and Level 2. The Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 83.74%
Argentina : 1.79%
Banco Macro SA (Financials, Banks)	49,411	$5,363,070
Ternium SA (Materials, Metals & Mining)	205,276	7,001,964
		12,365,034

Brazil : 6.76%
Ambev SA (Consumer Staples, Beverages)	633,200	4,362,442
Banco de Brasil SA (Financials, Banks)	479,800	5,975,664
BB Seguridade Participacoes SA (Financials, Insurance)	742,396	7,249,196
BM&F Bovespa SA (Financials, Capital Markets)	851,700	6,971,857
Compania de Saneamento do Parana (Utilities, Water Utilities)	280,884	5,123,091
Itausa Investimentos Itau SA (Financials, Banks)	1,789	7,384
Petrobras Distribuidora SA (Consumer Discretionary, Specialty Retail)	929,700	6,127,966
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels)†	463,467	5,742,356
Vale SA (Materials, Metals & Mining)	333,674	4,341,113
WEG SA (Industrials, Machinery)	108,700	808,597
		46,709,666

Chile : 1.06%
Enersis SA ADR (Utilities, Electric Utilities)	623,570	7,345,655

China : 21.13%
Agricultural Bank of China Limited H Shares (Financials, Banks)	6,053,000	3,714,138
Agricultural Bank of China Limited H Shares (Financials, Banks)	15,005,000	9,034,477
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	4,536,000	6,877,076
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	4,547,000	5,428,976
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	10,944,000	6,953,102
China Construction Bank H Shares (Financials, Banks)	25,196,000	29,052,549
China Lesso Group Holdings Limited Class L (Industrials, Building Products)	5,980,000	4,655,481
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	674,500	7,122,101
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	10,809,600	9,341,195
China Resources Land Limited (Real Estate, Real Estate Management & Development)	1,600,000	6,381,469
China State Construction International Holdings Limited (Industrials, Construction & Engineering)	2,924,000	4,231,262
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	4,336,000	2,799,154
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	24,566,000	23,238,723
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	4,744,000	9,848,652
Sinotrans Limited H Shares (Industrials, Air Freight & Logistics)	12,056,000	7,320,537
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	968,000	3,415,313
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	5,596,000	6,624,221
		146,038,426

Hong Kong : 4.75%
China Resources Cement Holdings Limited (Materials, Construction Materials)	4,994,000	3,760,191
Chow Tai Fook Jewellery Company Limited (Consumer Discretionary, Specialty Retail)	2,413,210	2,702,373
CNOOC Limited (Energy, Oil, Gas & Consumable Fuels)	6,494,000	10,111,269
Guangdong Investment Limited (Utilities, Water Utilities)	2,360,000	3,511,649
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,576,000	3,574,789
Sun Art Retail Group Limited (Consumer Staples, Food & Staples Retailing)	3,132,000	4,251,991
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	3,220,000	4,898,340
		32,810,602

India : 6.17%
Bharat Petroleum Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	1,020,149	7,896,065
Bharti Infratel Limited (Telecommunication Services, Diversified Telecommunication Services)	968,257	5,351,740
Credit Analysis & Research Limited (Financials, Capital Markets)	131,322	2,810,352
HCL Technologies Limited (Information Technology, IT Services)	193,578	3,002,565
Hero Honda Motors Limited (Consumer Discretionary, Automobiles)	74,904	4,347,297
Infosys Technologies Limited (Information Technology, IT Services)	234,134	4,234,226

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name	Shares	Value
India (continued)
NTPC Limited (Utilities, Independent Power & Renewable Electricity Producers)	2,311,943	$6,188,445
Vedanta Limited (Materials, Metals & Mining)	1,646,240	8,809,194
		42,639,884

Indonesia : 2.28%
PT Bank Rakyat Indonesia Tbk (Financials, Banks)	22,135,800	6,117,374
PT Cikarang Listrindo Tbk (Utilities, Independent Power & Renewable Electricity Producers)	19,732,900	1,768,643
PT Matahari Department Store Tbk (Consumer Discretionary, Multiline Retail)	5,462,200	4,538,744
PT Telekomunikasi Indonesia Persero Tbk (Telecommunication Services, Diversified Telecommunication Services)	11,196,700	3,336,806
		15,761,567

Malaysia : 2.42%
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	1,304,400	3,647,735
Sime Darby Bhd (Industrials, Industrial Conglomerates)	5,448,700	4,277,602
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	2,334,081	3,682,791
Tenaga Nasional Bhd (Utilities, Electric Utilities)	1,261,100	5,105,550
		16,713,678

Mexico : 1.45%
Grupo Financiero Banorte SAB de CV (Financials, Banks)	570,600	3,654,440
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	2,549,328	6,377,515
		10,031,955

Philippines : 0.73%
Semirara Mining & Power Corporation (Energy, Oil, Gas & Consumable Fuels)	6,817,780	5,036,917

Poland : 0.76%
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	386,851	5,289,222

Russia : 2.63%
LUKOIL PJSC ADR (Energy, Oil, Gas & Consumable Fuels)	88,190	5,822,304
Magnitogorsk Iron & Steel Works (Materials, Metals & Mining)(a)	8,538,437	6,931,853
Sberbank of Russia ADR (Financials, Banks)	269,187	5,424,118
		18,178,275

Singapore : 2.45%
BOC Aviation Limited (Industrials, Trading Companies & Distributors)	601,300	3,535,861
CapitaRetail China Trust (Real Estate, Equity REITs)	2,460,357	3,169,693
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	127,500	3,880,984
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	2,348,800	6,338,430
		16,924,968

South Africa : 4.80%
Barclays Africa Group Limited (Financials, Banks)	383,307	5,827,464
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	1,670,395	3,846,650
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	219,934	5,309,792
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	317,604	3,522,901
Sanlam Limited (Financials, Insurance)	773,917	5,762,117
Sasol Limited (Materials, Chemicals)	107,283	3,867,939
Truworths International Limited (Consumer Discretionary, Specialty Retail)	614,707	5,085,262
		33,222,125

South Korea : 8.55%
Coway Company Limited (Consumer Discretionary, Household Durables)	52,162	4,650,300
Hyundai Motor Company (Consumer Discretionary, Automobiles)	24,169	3,666,599
KB Financial Group Incorporated (Financials, Banks)	61,964	3,905,209
Korea Electric Power Corporation (Utilities, Electric Utilities)	139,008	4,653,777

2

Wells Fargo Emerging Markets Equity Income Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name		Shares	Value
South Korea (continued)
Korea Reinsurance Company (Financials, Insurance)		456,536	$5,215,844
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)		29,188	3,362,012
Samsung Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		12,098	28,266,620
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)		28,053	5,372,326
			59,092,687

Taiwan : 10.53%
Advantech Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		668,000	5,225,644
Cathay Financial Holding Company Limited (Financials, Insurance)		2,247,000	4,209,439
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)		1,059,770	2,792,552
CTBC Financial Holding Company Limited (Financials, Banks)		4,658,130	3,404,236
Formosa Plastics Corporation (Materials, Chemicals)		985,000	3,497,881
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)		2,763,630	8,742,574
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)		743,000	3,122,866
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)		1,527,000	2,640,572
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)		2,831,000	24,769,004
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)		3,947,000	3,805,414
Uni-President Enterprises Corporation (Consumer Staples, Food Products)		2,130,000	5,115,713
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment)		2,240,743	5,467,413
			72,793,308

Thailand : 2.33%
Intouch Holdings PCL (Telecommunication Services, Wireless Telecommunication Services)		1,806,800	3,317,082
Land & Houses PCL (Real Estate, Real Estate Management & Development)		18,781,600	6,956,148
Major Cineplex Group PCL (Consumer Discretionary, Media)		2,758,700	2,620,413
Thai Beverage PCL (Consumer Staples, Beverages)		4,613,500	3,235,569
			16,129,212

Turkey : 0.94%
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)		95,229	2,925,365
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		856,476	3,558,960
			6,484,325

United Arab Emirates : 0.64%
Abu Dhabi Commercial Bank PJSC (Financials, Banks)		2,261,207	4,463,374

United Kingdom : 1.57%
Anglo American plc (Materials, Metals & Mining)		151,957	3,686,408
Mondi plc (Materials, Paper & Forest Products)		140,085	3,733,346
United Company Rusal plc (Materials, Metals & Mining)		4,731,000	3,435,163
			10,854,917

Total Common Stocks (Cost $468,609,866)			578,885,797

Expiration date
Participation Notes : 8.94%
China : 8.94%
HSBC Bank plc (China State Construction Engineering Corporation Limited) (Industrials, Construction & Engineering)†(a)	11-23-2020	2,238,000	3,602,157
HSBC Bank plc (Huayu Automotive Systems Company Limited) (Consumer Discretionary, Auto Components)†(a)	8-9-2019	1,568,600	6,606,208
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited Class A) (Consumer Staples, Food Products)†(a)	3-30-2018	666,000	3,612,024

3

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Emerging Markets Equity Income Fund

Security name			Expiration date	Shares	Value
China (continued)
HSBC Bank plc (Inner Mongolia Yili Industrial Group Company Limited) (Consumer Staples, Food Products)†(a)			3-30-2018	330,377	$1,791,786
HSBC Bank plc (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†(a)			3-30-2018	276,500	2,630,653
HSBC Bank plc (Ningbo Green Electric Appliance Company Limited) (Consumer Discretionary, Household Durables)†(a)			3-30-2018	647,272	5,758,791
HSBC Bank plc (SAIC Motor Corporation Limited) (Consumer Discretionary, Automobiles)†(a)			11-21-2024	653,982	3,577,009
UBS AG (Agricultural Bank of China Limited) (Financials, Banks)†(a)			3-28-2018	8,082,900	5,733,557
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining)†(a)			11-16-2018	1,018,900	1,617,276
UBS AG (Baoshan Iron & Steel Company Limited) (Materials, Metals & Mining)†(a)			4-27-2018	3,130,061	4,968,271
UBS AG (Jiangsu Yanghe Brewery Joint-Stock Company Limited) (Consumer Staples, Beverages)†(a)			4-27-2018	124,671	2,576,699
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†(a)			5-28-2018	54,400	517,568
UBS AG (Midea Group Company Limited Class A) (Consumer Discretionary, Household Durables)†(a)			11-26-2018	910,133	8,659,111
UBS AG (Poly Real Estate Group Company Limited) (Real Estate, Real Estate Management & Development)†(a)			3-13-2018	3,698,540	10,135,324
Total Participation Notes (Cost $39,866,809)					61,786,434

		Dividend yield
Preferred Stocks : 3.23%
Brazil : 3.23%
Banco Bradesco SA (Financials, Banks)		2.50%		688,530	8,806,528
Itausa Investimentos Itau SA (Financials, Banks)		7.16		3,256,788	13,544,392
Total Preferred Stocks (Cost $12,379,959)					22,350,920

		Yield
Short-Term Investments : 4.20%
Investment Companies : 4.20%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		1.24		28,999,124	28,999,124

Total Short-Term Investments (Cost $28,999,124)					28,999,124

Total investments in securities (Cost $549,855,758)	100.11%				692,022,275
Other assets and liabilities, net	(0.11)				(752,406)

Total net assets	100.00%				$691,269,869

†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund/Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

Abbreviations:

ADR	American depositary receipt
MTN	Medium-term note
PCL	Public Company Limited
PJSC	Public Joint Stock Company
plc	Public limited company
REIT	Real estate investment trust

4

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	38,470,174	58,686,678	68,157,728	28,999,124	$28,999,124	4.20%

Wells Fargo Emerging Markets Equity Income Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Argentina	$12,365,034	$0	$0	$12,365,034
Brazil	46,709,666	0	0	46,709,666
Chile	7,345,655	0	0	7,345,655
China	146,038,426	0	0	146,038,426
Hong Kong	32,810,602	0	0	32,810,602
India	42,639,884	0	0	42,639,884
Indonesia	15,761,567	0	0	15,761,567
Malaysia	16,713,678	0	0	16,713,678
Mexico	10,031,955	0	0	10,031,955
Philippines	5,036,917	0	0	5,036,917
Poland	5,289,222	0	0	5,289,222
Russia	11,246,422	6,931,853	0	18,178,275
Singapore	16,924,968	0	0	16,924,968
South Africa	33,222,125	0	0	33,222,125
South Korea	59,092,687	0	0	59,092,687
Taiwan	72,793,308	0	0	72,793,308
Thailand	16,129,212	0	0	16,129,212
Turkey	6,484,325	0	0	6,484,325
United Arab Emirates	4,463,374	0	0	4,463,374
United Kingdom	10,854,917	0	0	10,854,917
Participation notes	0	61,786,434	0	61,786,434
China
Preferred stocks
Brazil	22,350,920	0	0	22,350,920
Short-term investments
Investment companies	28,999,124	0	0	28,999,124

Total assets	$623,303,988	$68,718,287	$0	$692,022,275

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Global Small Cap Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 96.73%
Australia : 2.27%
Ansell Limited (Health Care, Health Care Equipment & Supplies)	180,609	$3,660,198
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)«	34,188	1,322,061
Inghams Group Limited (Consumer Staples, Food Products)«	247,416	669,876
Nufarm Limited (Materials, Chemicals)	102,850	660,526
		6,312,661

Austria : 0.56%
Mayr-Melnhof Karton AG (Materials, Containers & Packaging)	9,927	1,557,863

Bermuda : 1.04%
Aspen Insurance Holdings Limited (Financials, Insurance)	77,400	2,890,890

Canada : 8.70%
Colliers International Group (Real Estate, Real Estate Management & Development)	26,353	1,596,178
Cott Corporation (Consumer Staples, Beverages)	145,935	2,434,623
Great Canadian Gaming Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†	78,022	2,321,630
Intertape Polymer Group Incorporated (Materials, Containers & Packaging)	76,000	1,324,748
Maple Leaf Foods Incorporated (Consumer Staples, Food Products)	65,725	1,862,208
MTY Food Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	56,794	2,447,683
Mullen Group Limited (Energy, Energy Equipment & Services)	118,591	1,450,088
Novanta Incorporated (Information Technology, Electronic Equipment, Instruments & Components)†	88,905	5,147,600
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)†	96,736	1,444,748
Source Energy Services Limited (Energy, Energy Equipment & Services)†	125,000	825,203
Stantec Incorporated (Industrials, Professional Services)	68,300	1,986,808
Western Forest Products Incorporated (Materials, Paper & Forest Products)	579,417	1,347,262
		24,188,779

Finland : 0.69%
Metsa Board OYJ (Materials, Paper & Forest Products)	212,536	1,932,877

France : 2.71%
ALTEN SA (Information Technology, IT Services)	35,525	3,599,054
M6 Metropole Television SA (Consumer Discretionary, Media)	90,560	2,464,570
Vicat SA (Materials, Construction Materials)	18,014	1,483,936
		7,547,560

Germany : 6.03%
Cancom SE (Information Technology, IT Services)	21,140	1,996,036
Gerresheimer AG (Health Care, Life Sciences Tools & Services)	49,388	4,310,631
Krones AG (Industrials, Machinery)«	12,478	1,741,307
Nemetschek SE (Information Technology, Software)	18,484	1,818,693
SMA Solar Technology AG (Information Technology, Semiconductors & Semiconductor Equipment)«	27,974	1,521,223
TAG Immobilien AG (Real Estate, Real Estate Management & Development)	137,371	2,710,086
TLG Immobilien AG (Real Estate, Real Estate Management & Development)	95,108	2,675,722
		16,773,698

Hong Kong : 0.99%
Sunlight REIT (Real Estate, Equity REITs)	3,949,000	2,761,344

Ireland : 0.22%
Irish Residential Properties REIT plc (Real Estate, Equity REITs)	331,844	618,001

Israel : 0.72%
Orbotech Limited (Information Technology, Electronic Equipment, Instruments & Components)†	37,526	1,998,635

Japan : 11.50%
Aeon Delight Company Limited (Industrials, Commercial Services & Supplies)	114,200	4,168,609
DTS Corporation (Information Technology, IT Services)	87,600	3,197,637
Ezaki Glico Company Limited (Consumer Staples, Food Products)	34,400	1,751,983
Fuji Seal International Incorporated (Materials, Containers & Packaging)	50,400	1,747,403

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Global Small Cap Fund

Security name	Shares	Value
Japan (continued)
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	$1,040,231
Meitec Corporation (Industrials, Professional Services)	59,400	3,259,192
Musashi Seimitsu Industry Company Limited (Consumer Discretionary, Auto Components)	33,600	1,071,063
Nihon Parkerizing Company Limited (Materials, Chemicals)	175,800	3,041,918
ORIX JREIT Incorporated (Real Estate, Equity REITs)	2,669	4,109,727
OSG Corporation (Industrials, Machinery)	79,800	2,021,132
San-A Company Limited (Consumer Staples, Food & Staples Retailing)	41,000	2,020,518
Ship Healthcare Holdings Incorporated (Health Care, Health Care Providers & Services)	52,100	1,701,351
Sumitomo Warehouse Company Limited (Industrials, Transportation Infrastructure)	167,000	1,240,606
Taikisha Limited (Industrials, Construction & Engineering)	45,800	1,594,211
		31,965,581

Netherlands : 0.46%
Frank’s International NV (Energy, Energy Equipment & Services)«	183,400	1,269,128

Norway : 0.49%
SpareBank 1 SMN (Financials, Banks)«	119,062	1,349,871

Spain : 2.83%
Almirall SA (Health Care, Pharmaceuticals)	110,939	1,203,815
Merlin Properties Socimi SA (Real Estate, Equity REITs)	159,945	2,301,538
Prosegur Compania de Seguridad SA (Industrials, Commercial Services & Supplies)	184,827	1,537,462
Viscofan SA (Consumer Staples, Food Products)	40,261	2,814,214
		7,857,029

Sweden : 0.91%
Hexpol AB (Materials, Chemicals)	147,791	1,585,773
Rezidor Hotel Group AB (Consumer Discretionary, Hotels, Restaurants & Leisure)	297,593	947,929
		2,533,702

Switzerland : 0.55%
Bucher Industries AG (Industrials, Machinery)	3,359	1,539,564

United Kingdom : 10.88%
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	94,712	1,473,193
Britvic plc (Consumer Staples, Beverages)	261,789	2,730,144
Consort Medical plc (Health Care, Health Care Equipment & Supplies)	45,055	765,097
Domino’s Pizza Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	393,404	1,886,306
Elementis plc (Materials, Chemicals)	497,634	2,041,974
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	66,347	910,941
Hunting plc (Energy, Energy Equipment & Services)†	199,757	1,738,620
Jupiter Fund Management plc (Financials, Capital Markets)	215,564	1,810,701
Lancashire Holdings Limited (Financials, Insurance)	248,808	2,324,516
Mears Group plc (Industrials, Commercial Services & Supplies)	259,794	1,475,474
Morgan Advanced Materials plc (Industrials, Machinery)	102,643	505,127
NCC Group plc (Information Technology, IT Services)«	967,449	2,761,000
Nomad Foods Limited (Consumer Staples, Food Products)†	336,524	5,734,369
OM Asset Management plc (Financials, Capital Markets)	122,500	2,191,525
Savills plc (Real Estate, Real Estate Management & Development)	131,171	1,907,129
		30,256,116

United States : 45.18%
ACI Worldwide Incorporated (Information Technology, Software)†	154,200	3,614,448
ALLETE Incorporated (Utilities, Electric Utilities)	35,800	2,593,352
AMN Healthcare Services Incorporated (Health Care, Health Care Providers & Services)†	67,100	3,599,915
AptarGroup Incorporated (Materials, Containers & Packaging)	51,700	4,519,614
Atkore International Incorporated (Industrials, Electrical Equipment)†	63,700	1,489,306
Belden Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	52,000	4,408,040
Berkshire Hills Bancorp Incorporated (Financials, Banks)	107,338	4,073,477
Cambrex Corporation (Health Care, Life Sciences Tools & Services)†	40,700	2,293,445
Casey’s General Stores Incorporated (Consumer Staples, Food & Staples Retailing)«	19,699	2,385,746
Charles River Laboratories International Incorporated (Health Care, Life Sciences Tools & Services)†	14,100	1,486,704
Compass Minerals International Incorporated (Materials, Metals & Mining)«	51,400	3,747,060

2

Wells Fargo Global Small Cap Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name			Shares	Value
United States (continued)
CSW Industrials Incorporated (Industrials, Building Products)†			92,500	$4,430,750
Denny’s Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)†			356,800	5,348,432
Douglas Dynamics Incorporated (Industrials, Machinery)			110,742	4,562,570
Forward Air Corporation (Industrials, Air Freight & Logistics)			63,000	3,824,730
GCP Applied Technologies Incorporated (Materials, Chemicals)†			66,375	2,216,925
Gibraltar Industries Incorporated (Industrials, Building Products)†			70,200	2,604,420
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies)†			46,476	3,004,673
Helen of Troy Limited (Consumer Discretionary, Household Durables)†			38,200	3,558,330
Horace Mann Educators Corporation (Financials, Insurance)			48,900	2,019,570
Hostess Brands Incorporated (Consumer Staples, Food Products)†			198,400	2,737,920
Innoviva Incorporated (Health Care, Pharmaceuticals)†«			249,008	3,633,027
Invacare Corporation (Health Care, Health Care Equipment & Supplies)«			57,500	1,058,000
Jack in the Box Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)			10,300	937,197
Keane Group Incorporated (Energy, Energy Equipment & Services)†			120,874	1,998,047
KMG Chemicals Incorporated (Materials, Chemicals)			74,123	4,502,972
Lydall Incorporated (Industrials, Machinery)†			23,005	1,112,753
Manhattan Associates Incorporated (Information Technology, Software)†			35,100	1,853,982
MGE Energy Incorporated (Utilities, Electric Utilities)			59,300	3,546,140
Natus Medical Incorporated (Health Care, Health Care Equipment & Supplies)†			68,000	2,111,400
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)†			76,600	2,873,266
Pacific Premier Bancorp Incorporated (Financials, Banks)†			56,700	2,310,525
Prestige Brands Holdings Incorporated (Health Care, Pharmaceuticals)†			88,300	3,693,589
Quanex Building Products Corporation (Industrials, Building Products)			157,408	3,258,346
Schweitzer-Mauduit International Incorporated (Materials, Paper & Forest Products)			56,218	2,545,551
South Jersey Industries Incorporated (Utilities, Gas Utilities)			51,100	1,504,384
Spectrum Brands Holdings Incorporated (Consumer Staples, Household Products)«			37,100	4,394,866
Thermon Group Holdings Incorporated (Industrials, Electrical Equipment)†			73,490	1,703,498
TreeHouse Foods Incorporated (Consumer Staples, Food Products)†			29,200	1,377,072
WD-40 Company (Consumer Staples, Household Products)			39,200	4,851,000
Weingarten Realty Investors (Real Estate, Equity REITs)			65,100	1,923,705
Westwood Holdings Group Incorporated (Financials, Capital Markets)			67,350	4,409,405
WPX Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)†			101,500	1,495,095
				125,613,247

Total Common Stocks (Cost $207,391,224)				268,966,546

		Yield
Short-Term Investments : 10.85%
Investment Companies : 10.85%
Securities Lending Cash Investment LLC (l)(r)(u)		1.60%	17,639,899	17,641,663
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.24	12,515,105	12,515,105
Total Short-Term Investments (Cost $30,156,768)				30,156,768

Total investments in securities (Cost $237,547,992)	107.58%			299,123,314
Other assets and liabilities, net	(7.58)			(21,067,184)

Total net assets	100.00%			$278,056,130

«	All or a portion of this security is on loan.
†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

LLC	Limited liability company
plc	Public limited company
REIT	Real estate investment trust

3

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	17,584,369	41,109,977	41,054,447	17,639,899	$17,641,663
Wells Fargo Government Money Market Fund Select Class	16,552,450	22,480,189	26,517,534	12,515,105	12,515,105

					$30,156,768	10.85%

Wells Fargo Global Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Common stocks
Australia	$6,312,661	$0	$0	$6,312,661
Austria	1,557,863	0	0	1,557,863
Bermuda	2,890,890	0	0	2,890,890
Canada	24,188,779	0	0	24,188,779
Finland	1,932,877	0	0	1,932,877
France	7,547,560	0	0	7,547,560
Germany	16,773,698	0	0	16,773,698
Hong Kong	2,761,344	0	0	2,761,344
Ireland	618,001	0	0	618,001
Israel	1,998,635	0	0	1,998,635
Japan	31,965,581	0	0	31,965,581
Netherlands	1,269,128	0	0	1,269,128
Norway	1,349,871	0	0	1,349,871
Spain	7,857,029	0	0	7,857,029
Sweden	2,533,702	0	0	2,533,702
Switzerland	1,539,564	0	0	1,539,564
United Kingdom	30,256,116	0	0	30,256,116
United States	125,613,247	0	0	125,613,247
Short-term investments
Investment companies	12,515,105	0	0	12,515,105
Investments measured at net asset value*				17,641,663

Total assets	$281,481,651	$0	$0	$299,123,314

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $17,641,663 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 93.53%
Brazil : 2.85%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,321,774	$15,147,530

Canada : 2.25%
Home Capital Group Incorporated (Financials, Thrifts & Mortgage Finance)	282,300	3,924,659
Lundin Mining Corporation (Materials, Metals & Mining)	1,107,645	8,005,662
		11,930,321

China : 8.70%
China Everbright Limited (Financials, Capital Markets)	2,202,000	5,432,763
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	1,432,000	15,120,605
HollySys Automation Technologies Limited (Information Technology, Electronic Equipment, Instruments & Components)	537,867	13,645,686
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)«	4,569,500	11,974,810
		46,173,864

France : 5.85%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	314,501	18,279,789
Orange SA (Telecommunication Services, Diversified Telecommunication Services)	708,473	12,793,847
		31,073,636

Germany : 12.69%
Bayer AG (Health Care, Pharmaceuticals)	121,536	15,907,138
Ceconomy AG (Consumer Discretionary, Specialty Retail)	358,829	5,161,164
Metro AG (Consumer Staples, Food & Staples Retailing)†	384,184	8,347,212
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	66,304	15,603,701
Rheinmetall AG (Industrials, Industrial Conglomerates)	43,260	6,117,505
SAP SE (Information Technology, Software)	74,269	8,375,312
Siemens AG (Industrials, Industrial Conglomerates)	51,722	7,844,557
		67,356,589

Hong Kong : 2.05%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	7,148,000	10,873,706

Italy : 6.94%
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	937,947	16,869,060
Prysmian SpA (Industrials, Electrical Equipment)	43,799	1,541,091
UniCredit SpA (Financials, Banks)†	836,123	18,421,914
		36,832,065

Japan : 10.75%
Daiwa Securities Group Incorporated (Financials, Capital Markets)	1,264,000	9,056,525
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,290,000	18,174,004
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	1,400,000	10,525,969
Nomura Holdings Incorporated (Financials, Capital Markets)	2,980,900	19,318,373
		57,074,871

Malaysia : 3.86%
CIMB Group Holdings Bhd (Financials, Banks)	11,002,163	20,464,545

Netherlands : 10.29%
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	333,022	13,586,406
NN Group NV (Financials, Insurance)	267,135	12,603,132

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo International Equity Fund

Security name			Shares	Value
Netherlands (continued)
OCI NV (Materials, Chemicals)«†			546,178	$13,840,167
Sensata Technologies Holding NV (Industrials, Electrical Equipment)«†			258,842	14,559,863
				54,589,568

Norway : 3.52%
Den Norske Bank ASA (Financials, Banks)			919,815	18,661,426

Russia : 1.92%
Mobile TeleSystems PJSC ADR (Telecommunication Services, Wireless Telecommunication Services)			840,030	10,197,964

South Africa : 2.53%
Sasol Limited (Materials, Chemicals)			372,724	13,438,043

South Korea : 4.47%
Hana Financial Group Incorporated (Financials, Banks)			154,007	7,513,944
Samsung Electronics Company Limited GDR (Information Technology, Technology Hardware, Storage & Peripherals)144A			2,644	3,130,496
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)			52,630	13,085,419
				23,729,859

Switzerland : 3.78%
Novartis AG (Health Care, Pharmaceuticals)			194,417	17,587,872
Zurich Insurance Group AG (Financials, Insurance)			7,506	2,466,920
				20,054,792

United Kingdom : 10.29%
BP plc (Energy, Oil, Gas & Consumable Fuels)			2,377,306	16,914,213
Man Group plc (Financials, Capital Markets)			2,624,510	8,093,761
Smiths Group plc (Industrials, Industrial Conglomerates)			221,180	5,019,966
United Business Media plc (Consumer Discretionary, Media)			837,028	10,791,160
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			4,320,309	13,777,387
				54,596,487

United States : 0.79%
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			24,899	4,168,840

Total Common Stocks (Cost $386,144,582)				496,364,106

		Expiration date
Rights : 0.00%
Italy : 0.00%
UniCredit SpA (Financials, Banks)†(a)		2-21-2018	836,123	1

Total Rights (Cost $0)				1

	Yield
Short-Term Investments : 9.67%
Investment Companies : 9.67%
Securities Lending Cash Investment LLC (l)(r)(u)	1.60%		19,514,318	19,516,269
Wells Fargo Government Money Market Fund Select Class (l)(u)#	1.24		31,774,080	31,774,080

Total Short-Term Investments (Cost $51,290,334)				51,290,349

2

Wells Fargo International Equity Fund	Portfolio of investments — January 31, 2018 (unaudited)

		Value
Total investments in securities (Cost $437,434,916)	103.20%	$547,654,456
Other assets and liabilities, net	(3.20)	(16,959,922)

Total net assets	100.00%	$530,694,534

«	All or a portion of this security is on loan.
†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

ADR	American depositary receipt
GDR	Global depositary receipt
LLC	Limited liability company
PJSC	Public Joint Stock Company
plc	Public limited company

3

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
20,774,835 USD	15,473,000 GBP	Morgan Stanley¤¤	3-12-2018	$0	$(1,226,361)

¤¤	Transaction can only be closed with the originating counterparty.

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	2,149,231	78,433,054	61,067,967	19,514,318	$19,516,269
Wells Fargo Government Money Market Fund Select Class	32,495,353	1,868,042,430	1,868,763,703	31,774,080	31,774,080

					$51,290,349	9.67%

Wells Fargo International Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as the subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Brazil	$15,147,530	$0	$0	$15,147,530
Canada	11,930,321	0	0	11,930,321
China	46,173,864	0	0	46,173,864
France	31,073,636	0	0	31,073,636
Germany	67,356,589	0	0	67,356,589
Hong Kong	10,873,706	0	0	10,873,706
Italy	36,832,065	0	0	36,832,065
Japan	57,074,871	0	0	57,074,871
Malaysia	20,464,545	0	0	20,464,545
Netherlands	54,589,568	0	0	54,589,568
Norway	18,661,426	0	0	18,661,426
Russia	10,197,964	0	0	10,197,964
South Africa	13,438,043	0	0	13,438,043

South Korea	23,729,859	0	0	23,729,859
Switzerland	20,054,792	0	0	20,054,792
United Kingdom	54,596,487	0	0	54,596,487
United States	4,168,840	0	0	4,168,840
Rights
China	0	1	0	1
Short-term investments
Investment companies	31,774,080	0	0	31,774,080
Investments measured at net asset value*				19,516,269

Total assets	$528,138,186	$1	$0	$547,654,456
Liabilities
Forward foreign currency contracts	$0	$1,226,361	$0	$1,226,361

Total liabilities	$0	$1,226,361	$0	$1,226,361

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investment in Securities Lending Cash Investments, LLC valued at $19,516,269 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Intrinsic World Equity Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name	Shares	Value
Common Stocks : 98.57%
Belgium : 1.07%
Anheuser-Busch InBev NV ADR (Consumer Staples, Beverages)	16,300	$1,849,724

France : 7.83%
Air Liquide SA (Materials, Chemicals)	31,300	4,218,308
Capgemini SA (Information Technology, IT Services)	35,800	4,753,658
Societe Generale SA (Financials, Banks)	77,436	4,504,670
		13,476,636

Germany : 3.21%
Bayer AG (Health Care, Pharmaceuticals)	16,200	2,120,324
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	194,000	3,402,157
		5,522,481

Hong Kong : 1.97%
AIA Group Limited (Financials, Insurance)	395,200	3,384,838

Japan : 8.27%
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	48,100	1,685,725
Kao Corporation (Consumer Staples, Personal Products)	33,700	2,334,644
Nidec Corporation (Industrials, Electrical Equipment)	23,500	3,756,298
ORIX Corporation (Financials, Diversified Financial Services)	157,500	2,935,903
Sony Corporation (Consumer Discretionary, Household Durables)	74,140	3,537,558
		14,250,128

Netherlands : 8.19%
AerCap Holdings NV (Industrials, Trading Companies & Distributors)†	68,300	3,695,030
Airbus SE (Industrials, Aerospace & Defense)	19,000	2,182,024
Heineken NV (Consumer Staples, Beverages)	21,900	2,462,321
Sensata Technologies Holding NV (Industrials, Electrical Equipment)†	40,200	2,261,250
Unilever NV (Consumer Staples, Personal Products)	61,100	3,512,639
		14,113,264

Spain : 2.49%
CaixaBank SA (Financials, Banks)	793,900	4,284,691

Switzerland : 7.32%
Nestle SA (Consumer Staples, Food Products)	29,300	2,531,621
Novartis AG ADR (Health Care, Pharmaceuticals)	37,500	3,377,250
Roche Holding AG (Health Care, Pharmaceuticals)	10,400	2,563,825
UBS Group AG (Financials, Capital Markets)	203,500	4,132,313
		12,605,009

United Kingdom : 6.01%
Diageo plc (Consumer Staples, Beverages)	68,000	2,445,123
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	110,400	3,870,089
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	1,265,000	4,034,062
		10,349,274

United States : 52.21%
Abbott Laboratories (Health Care, Health Care Equipment & Supplies)	41,500	2,579,640
Advance Auto Parts Incorporated (Consumer Discretionary, Specialty Retail)	34,590	4,046,684
Affiliated Managers Group Incorporated (Financials, Capital Markets)	15,900	3,174,117
Alphabet Incorporated Class C (Information Technology, Internet Software & Services)†	3,920	4,586,165

1

Portfolio of investments — January 31, 2018 (unaudited)	Wells Fargo Intrinsic World Equity Fund

Security name			Shares	Value
United States (continued)
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			12,000	$2,009,160
BB&T Corporation (Financials, Banks)			63,700	3,515,603
Chevron Corporation (Energy, Oil, Gas & Consumable Fuels)			27,400	3,434,590
Cigna Corporation (Health Care, Health Care Providers & Services)			18,100	3,771,135
CIT Group Incorporated (Financials, Banks)			74,600	3,781,474
Eli Lilly & Company (Health Care, Pharmaceuticals)			20,200	1,645,290
EOG Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)			35,500	4,082,500
General Dynamics Corporation (Industrials, Aerospace & Defense)			12,218	2,718,261
Gilead Sciences Incorporated (Health Care, Biotechnology)			35,100	2,941,380
Honeywell International Incorporated (Industrials, Industrial Conglomerates)			21,600	3,448,872
Merck & Company Incorporated (Health Care, Pharmaceuticals)			56,100	3,323,925
Microsoft Corporation (Information Technology, Software)			50,000	4,750,500
Mondelez International Incorporated Class A (Consumer Staples, Food Products)			83,300	3,698,520
Motorola Solutions Incorporated (Information Technology, Communications Equipment)			36,500	3,630,290
Oracle Corporation (Information Technology, Software)			58,800	3,033,492
Samsonite International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			805,590	3,491,081
Schlumberger Limited (Energy, Energy Equipment & Services)			48,500	3,568,630
The Goldman Sachs Group Incorporated (Financials, Capital Markets)			6,880	1,843,083
The Walt Disney Company (Consumer Discretionary, Media)			24,700	2,684,149
United Parcel Service Incorporated Class B (Industrials, Air Freight & Logistics)			26,800	3,412,176
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			66,000	3,568,620
Visa Incorporated Class A (Information Technology, IT Services)			36,400	4,521,972
Vulcan Materials Company (Materials, Construction Materials)			19,700	2,667,376
				89,928,685

Total Common Stocks (Cost $118,480,767)				169,764,730

Yield
Short-Term Investments : 0.93%
Investment Companies : 0.93%
Wells Fargo Government Money Market Fund Select Class (l)(u)		1.24%	1,601,784	1,601,784

Total Short-Term Investments (Cost $1,601,784)				1,601,784

Total investments in securities (Cost $120,082,551)	99.50%			171,366,514
Other assets and liabilities, net	0.50			864,039

Total net assets	100.00%			$172,230,553

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

ADR	American depositary receipt
plc	Public limited company

The accompanying notes are an integral part of these financial statements.

2

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares,			Shares,	Value,	%
	beginning of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investment LLC	1,478,852	12,072,193	13,551,045	0	$0
Wells Fargo Government Money Market Fund Select Class	763,828	6,136,515	5,298,559	1,601,784	1,601,784

					$1,601,784	0.93%

Wells Fargo Intrinsic World Equity Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2018, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee of Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2018:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Belgium	$1,849,724	$0	$0	$1,849,724
France	13,476,636	0	0	13,476,636
Germany	5,522,481	0	0	5,522,481
Hong Kong	3,384,838	0	0	3,384,838
Japan	14,250,128	0	0	14,250,128
Netherlands	14,113,264	0	0	14,113,264
Spain	4,284,691	0	0	4,284,691
Switzerland	12,605,009	0	0	12,605,009
United Kingdom	10,349,274	0	0	10,349,274
United States	89,928,685	0	0	89,928,685
Short-term investments
Investment companies	1,601,784	0	0	1,601,784

Total assets	$171,366,514	$0	$0	$171,366,514

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2018, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Absolute Return Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name		Shares	Value
Investment Companies : 99.48%
GMO Benchmark-Free Allocation Fund Class MF (l)		204,196,035	$5,799,167,389

Total Investment Companies (Cost $5,101,737,687)			5,799,167,389

Total Investments (Cost $5,101,737,687)	99.48%		5,799,167,389
Other assets and liabilities, net	0.52		30,333,980

Total net assets	100.00%		$5,829,501,369

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

Shares,
	beginning			Shares,	Value,	%
	of	Shares	Shares	end of	end	of
	period	purchased	sold	period	of period	net assets
Investment Companies
GMO Benchmark-Free Allocation Fund Class MF	215,754,180	8,218,238	19,776,383	204,196,035	$5,799,167,389	99.48%

Wells Fargo Absolute Return Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

The Fund invests all of its investable assets in the GMO Benchmark-Free Allocation Fund (the “Benchmark-Free Allocation Fund”), an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Benchmark-Free Allocation Fund is a fund-of-funds that gains its investment exposures primarily by investing in GMO Implementation Fund. In addition, Benchmark-Free Allocation Fund may invest in other GMO Funds (together with GMO Implementation Fund, the “underlying funds”), whether currently existing or created in the future. These additional underlying Funds may include, among others, GMO Alpha Only Fund, GMO Debt Opportunities Fund, GMO Emerging Country Debt Fund, GMO Special Opportunities Fund, and GMO Systematic Global Macro Opportunity Fund. GMO Implementation Fund is permitted to invest in any asset class. Benchmark-Free Allocation Fund also may invest in securities or derivatives directly. As of January 31, 2018, the Fund owned 41% of Benchmark-Free Allocation Fund.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

The Fund values its investment in Benchmark-Free Allocation Fund at net asset value. A complete list of holdings as of January 31, 2018 (unaudited) for Benchmark-Free Allocation Fund has been included as an Appendix for your reference.

Fair valuation measurements

As of January 31, 2018, the Fund’s investment in Benchmark-Free Allocation Fund was measured at fair value using the net asset value per share as a practical expedient. Benchmark-Free Allocation Fund seeks positive total return, not “relative” return, by investing in asset classes GMO believes offer the most attractive return and risk opportunities. The Fund’s investment in Benchmark-Free Allocation Fund valued at $5,799,167,389 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

APPENDIX

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

January 31, 2018 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%
	Affiliated Issuers — 100.0%
11,916,511	GMO Emerging Country Debt Fund, Class IV	347,247,123
781,714,623	GMO Implementation Fund	11,280,142,013
21,112,847	GMO Opportunistic Income Fund, Class VI	554,634,501
32,065,180	GMO SGM Major Markets Fund, Class VI	1,035,063,998
26,860,143	GMO Special Opportunities Fund, Class VI	692,185,885

	TOTAL MUTUAL FUNDS (COST $12,678,534,598)	13,909,273,520

	SHORT-TERM INVESTMENTS — 0.1%
	Money Market Funds — 0.1%
8,125,290	State Street Institutional Treasury Plus Money Market Fund-Premier Class, 1.22%(a)	8,125,290

	TOTAL SHORT-TERM INVESTMENTS (COST $8,125,290)	8,125,290

	TOTAL INVESTMENTS — 100.1% (Cost $12,686,659,888)	13,917,398,810
	Other Assets and Liabilities (net) — (0.1%)	(7,180,470)

	TOTAL NET ASSETS — 100.0%	$13,910,218,340

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of January 31, 2018.

Wells Fargo Asset Allocation Fund	Portfolio of investments — January 31, 2018 (unaudited)

Security name		Shares	Value
Investment Companies : 100.26%
Asset Allocation Trust (l)		180,230,118	$3,347,874,809

Total Investment Companies (Cost $1,930,339,573)			3,347,874,809

Total investments in securities (Cost $1,930,339,573)	100.26%		3,347,874,809
Other assets and liabilities, net	(0.26)		(8,671,231)

Total net assets	100.00%		$3,339,203,578

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

1

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Investment Companies
Asset Allocation Trust	208,884,063	227,359	28,881,304	180,230,118	$3,347,874,809	100.26%

Wells Fargo Asset Allocation Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2018 (unaudited)

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”) and may be exposed to any asset class, including U.S. and foreign equities (including emerging country equities), U.S. and foreign fixed income securities (including emerging country debt securities), and, from time to time, other alternative asset classes. At January 31, 2018, the Fund owned 100% of Asset Allocation Trust.

Valuation

Investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Fair valuation measurements

As of January 31, 2018, the Fund’s investment in Asset Allocation Trust was measured at fair value using the net asset value per share as a practical expedient. Asset Allocation Trust seeks to provide total return by investing in GMO managed mutual funds and may be exposed to any asset class. GMO intends to expose the assets of Asset Allocation Trust to at least 15% in fixed income investments and at least 25% in equity investments. The Fund’s investment in Asset Allocation Trust valued at $3,347,874,809 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen
Andrew Owen
President

Date: March 27, 2018

By:	/s/ Jeremey DePalma
Jeremy DePalma
Treasurer

Date: March 27, 2018